Note 3 - Going Concern (Details Textual) $ in Thousands				12 Months Ended
	Feb. 20, 2017 USD ($) g	Feb. 20, 2017 USD ($) t	Feb. 14, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Working Capital (Deficit)				$ 15,492
Comprehensive Income (Loss), Net of Tax, Attributable to Parent				1,052	$ (8,507)	$ 2,896
Net Cash Provided by (Used in) Operating Activities				6,704	(1,387)	(2,803)
Proceeds from Issuance of Convertible Preferred Stock				$ 2,001
Subsequent Event [Member] | Newbuilding Product/Chemical Tanker [Member]
Vessel Acquisition Balance on Delivery, Percentage	40.00%	40.00%
Size of Vessel	50,000	50,000
Vessel Acquisition Purchase Price	$ 6,500	$ 6,500
Non-affiliated Non-U.S. Institutional Investor [Member] | Series C Preferred Stock [Member] | Subsequent Event [Member]
Proceeds from Issuance of Convertible Preferred Stock			$ 7,475